Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended	3 Months Ended	12 Months Ended
	May 18, 2017	Apr. 15, 2017	Feb. 23, 2017	Feb. 20, 2017	Jan. 25, 2017	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	May 24, 2017	Apr. 17, 2017	Apr. 03, 2017
Subsequent Event [Line Items]
Commercial paper, outstanding							$ 93		$ 499
Common Stock, Dividends, Per Share, Declared							$ 1.6800		$ 2.45	$ 1.9575
Williams Companies, Inc. [Member]
Subsequent Event [Line Items]
Credit facility, loans outstanding							$ 775		$ 650
Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Credit facility, loans outstanding							$ 0	[1]	1,310
Delaware Basin Gas Gathering System [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage							50.00%
Williams Partners [Member] | Delaware Basin Gas Gathering System [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage							50.00%
Commercial Paper [Member] | Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Commercial paper, outstanding							$ 93		$ 499
5.95% Senior Unsecured Notes due 2017 [Member] | Northwest Pipeline LLC [Member]
Subsequent Event [Line Items]
Long-term debt interest rate							5.95%
6.125% Senior Unsecured Notes due 2022 [Member] | Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Long-term debt interest rate							6.125%
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Cash Paid						$ 0.30
Common Stock, Dividends, Per Share, Declared	$ 0.30			$ 0.30
Subsequent Event [Member] | Williams Olefins, L.L.C. [Member]
Subsequent Event [Line Items]
Disposal Group, Consideration												$ 2,100
Subsequent Event [Member] | Williams Companies, Inc. [Member]
Subsequent Event [Line Items]
Credit facility, loans outstanding				$ 235							$ 175
Subsequent Event [Member] | Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Credit facility, loans outstanding				$ 0
Subsequent Event [Member] | Williams Partners [Member] | Delaware Basin Gas Gathering System [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
Proceeds from Sale of Equity Method Investments						$ 155
Gain from sale of an equity-method investment interest						$ 269
Subsequent Event [Member] | Williams Partners [Member] | Appalachia Midstream Services, LLC [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage						66.00%
Subsequent Event [Member] | Williams Partners [Member] | Ranch Westex JV LLC [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Equity Method Investments						$ 45
Subsequent Event [Member] | Commercial Paper [Member] | Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Commercial paper, outstanding											$ 0
Subsequent Event [Member] | 4% Senior Unsecured Notes Due 2027 [Member] | Northwest Pipeline LLC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount													$ 250
Long-term debt interest rate													4.00%
Subsequent Event [Member] | 5.95% Senior Unsecured Notes due 2017 [Member] | Northwest Pipeline LLC [Member]
Subsequent Event [Line Items]
Long-term debt interest rate		5.95%
Long-term debt retired		$ 185
Subsequent Event [Member] | 6.125% Senior Unsecured Notes due 2022 [Member] | Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Long-term debt interest rate			6.125%		6.125%
Long-term debt retired			$ 750		$ 750

[1]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.